Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories, net
Crude oil	$ 1,965,022	$ 1,958,572
Fuels and petrochemicals	1,876,247	1,524,548
Materials for the production of goods	1,816,830	1,617,287
Current inventories	$ 5,658,099	$ 5,100,407